Investments (Tables)	9 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

As of September 30, 2014
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Equity securities	$-	$-	$-	$-

Total	$-	$-	$-	$-

The following table summarizes the Company’s long-term Available-For-Sale (AFS) Securities as of December 31, 2013:

As of December 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Equity securities	$-	$-	$-	$-

Total	$-	$-	$-	$-